Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 7 – Goodwill

Goodwill represents the difference between the purchase price and the estimated fair value of net assets acquired, when accounted for by the acquisition method of accounting. As of December 31, 2022, the goodwill balance relates to a business acquisition completed in 2015 and to the 2021 Acquired Companies, respectively. (See Note 5)

The annual impairment assessment conducted during the fourth quarter of 2022 indicated that the fair value of the sensors reporting unit exceeded its respective carrying amount, while the fair value of the SaaS and the Company’s Drone reporting units were less than carrying value. The impairment assessment of the SaaS and the Company’s Drone reporting units considered lower than forecasted sales and profitability along with declining markets conditions, declining stock price and changes in our technologies. Accordingly, the Company recorded an impairment charge to SaaS and Drones these reporting units of $29,032,294 and $12,655,577, respectively during the fourth quarter ended December 31, 2022.

As of December 31, 2022 and 2021, the change in the carrying value of goodwill for our operating segments (as defined in Note 17), are listed below:

	Drones	Sensors	SaaS	Total
Balance as of December 31, 2020	$—	$—	$3,108,000	$3,108,000
Acquisitions	12,655,577	18,972,896	42,488,730	74,117,203
Impairment	—	—	(12,357,921)	(12,357,921)
Balance as of December 31, 2021	$12,655,577	$18,972,896	$33,238,809	$64,867,282
Impairment	(12,655,577)	—	(29,032,294)	(41,687,871)
Balance as of December 31, 2022	$—	$18,972,896	$4,206,515	$23,179,411

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021